Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of short-term debt
Short-term debt consists of the following at year-end:

	2024	2023
Bank overdrafts	$686	$31
Short-term bank loans	55,065	29,502
Revolving Credit Facility	4,500	—
Total	$60,251	$29,533
The following table presents additional information related to short-term bank debt:

				Principal as of
Territories	Entity	Currency	Annual interest rate	December 31, 2024	December 31, 2023	Maturity
Panama	Citibank N.A.	USD	SOFR + 2.10%	$5,000	$—	February, 2025
Puerto Rico	Citibank N.A.	USD	SOFR + 2.10%	14,000	—	February, 2025
Chile	Banco de Chile	CLP	8.88%	—	9,821	December, 2024
	Banco Itaú Chile		8.28%	—	19,681
	Banco de Chile	CLP	6.84%	8,677	—	March, 2025
	Banco Itaú Chile		7.53%	17,388	—	June, 2025
Uruguay	Banco Itaú Uruguay S.A.	USD	5.74%	8,000	—	May, 2025
	Banco Bilbao Vizcaya Argentaria Uruguay S.A.		5.55%	2,000	—

Total				$55,065	$29,502

Schedule of revolving credit facilities
As of December 31, 2024, the Company maintained the followings revolving credit facilities:

Bank	Currency	Maturity	Interest rate	Amount
Itau Unibanco S.A. (i)	$	April 14, 2025	TERM SOFR + range between 2.65% to 4.85%	25,000
J.P. Morgan	$	February 17, 2026	SOFR + 3.10%	25,000
Banco Santander (Brasil) (ii)	$	October 31, 2026	TERM SOFR + range between 3.20% to 3.60%	25,000

(i) Maintained by its wholly-owned subsidiary ADBV.
(ii) Maintained by both, the Company and its wholly-owned subsidiary ADBV.
As of December 31, 2024, these ratio were as follows:

Bank	Ratio	Required Maximum Ratio	As of December 31, 2024
J.P. Morgan	Net Indebtedness (including interest payable) to EBITDA	3.00	1.14
Banco Santander (Brasil) S.A.	Net Indebtedness (not including interest payable) to EBITDA	3.00	1.12
	Net Indebtedness (not including interest payable) to EBITDA (i)	3.00	0.19

(i) Ratio maintained by its wholly-owned subsidiary ADBV.
The following table presents information related to the standby letters of credit:

Bank	Currency	Amount
Itaú	$	15,000
Banco Bilbao Vizcaya Argentaria, S.A.	$	45,000
J.P. Morgan	$	20,000

These letters of credit contain a limited number of customary affirmative and negative covenants, including a maximum indebtedness to EBITDA ratio, as follows:

Bank	Ratio	Required Maximum Ratio	As of December 31, 2024
Itaú	Net indebtedness to EBITDA (not including interest payable)	4.5	0.19
Banco Bilbao Vizcaya Argentaria, S.A.	Net indebtedness to EBITDA (including interest payable)	4.0	0.15
J.P. Morgan	Indebtedness to EBITDA	4.5	0.41